Guarantor and Non-Guarantor Financial Information	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Guarantor and Non-Guarantor Financial Information
24. GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION
The 2022 Notes and 2024 Notes are fully and unconditionally, as well as jointly and severally, guaranteed by our directly and indirectly owned domestic subsidiaries, which are collectively known as the “Guarantor Subsidiaries”. Bay Valley Foods, LLC, which is a 100% owned direct subsidiary, maintains 100% direct and indirect ownership of the following Guarantor Subsidiaries: Sturm Foods, Inc. (includes Cains Foods, Inc. beginning in the fourth quarter of 2019); S.T. Specialty Foods, Inc.; Associated Brands, Inc.; Protenergy Holdings, Inc.; Protenergy Natural Foods, Inc.; TreeHouse Private Brands, Inc. (formerly Ralcorp Holdings, Inc.); American Italian Pasta Company.; Linette Quality Chocolates, Inc.; Ralcorp Frozen Bakery Products, Inc.; Cottage Bakery, Inc.; The Carriage House Companies, Inc. and certain other domestic subsidiaries that may become guarantors in the future. As of August 1, 2019, Nutcracker Brands, Inc. and Flagstone Foods, Inc. are no longer Guarantor Subsidiaries due to the Snacks division divestiture. During the fourth quarter of 2019, Cains Foods, L.P. was dissolved and Cains GP, LLC was renamed as TreeHouse Foods Services, LLC. Prior periods presented in this Note have not been recast to adjust for these changes in guarantor status in order to portray the operational history of the guarantors.

The guarantees of the Guarantor Subsidiaries are subject to release in limited circumstances, only upon the occurrence of certain customary conditions. There are no significant restrictions on the ability of the parent company or any guarantor to obtain funds from its subsidiaries by dividend or loan. The following condensed supplemental consolidating financial information presents the results of operations, financial position, and cash flows of the parent company, its Guarantor Subsidiaries, its non-guarantor subsidiaries, and the eliminations necessary to arrive at the information for the Company on a consolidated basis as of December 31, 2019 and December 31, 2018, and for the years ended December 31, 2019, 2018, and 2017. The equity method has been used with respect to investments in subsidiaries. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions.

Condensed Supplemental Consolidating Balance Sheet
December 31, 2019
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$129.6	$—	$72.7	$—	$202.3
Accounts receivable, net	0.6	230.6	39.4	—	270.6
Inventories	—	463.6	80.4	—	544.0
Prepaid expenses and other current assets	142.0	17.7	23.7	(138.9)	44.5
Assets held for sale	—	27.0	—	—	27.0
Assets of discontinued operations	0.5	130.6	—	—	131.1
Total current assets	272.7	869.5	216.2	(138.9)	1,219.5
Property, plant, and equipment, net	41.6	858.0	145.6	—	1,045.2
Operating lease right-of-use assets	32.5	115.5	27.3	—	175.3
Goodwill	—	1,987.5	119.8	—	2,107.3
Investment in subsidiaries	5,130.5	436.7	—	(5,567.2)	—
Deferred income taxes	56.5	—	—	(56.5)	—
Intangible and other assets, net	91.6	443.3	57.2	—	592.1
Total assets	$5,625.4	$4,710.5	$566.1	$(5,762.6)	$5,139.4
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$15.0	$421.6	$71.8	$—	$508.4
Accrued expenses	126.1	264.4	21.6	(138.9)	273.2
Current portion of long-term debt	14.7	0.6	—	—	15.3
Liabilities of discontinued operations	—	16.5	—	—	16.5
Total current liabilities	155.8	703.1	93.4	(138.9)	813.4
Long-term debt	2,090.2	1.4	0.1	—	2,091.7
Operating lease liabilities	39.5	96.4	22.6	—	158.5
Deferred income taxes	—	139.2	18.8	(56.5)	101.5
Other long-term liabilities	11.4	127.3	4.7	—	143.4
Intercompany accounts (receivable) payable, net	1,497.6	(1,487.4)	(10.2)	—	—
Stockholders’ equity	1,830.9	5,130.5	436.7	(5,567.2)	1,830.9
Total liabilities and stockholders’ equity	$5,625.4	$4,710.5	$566.1	$(5,762.6)	$5,139.4
Condensed Supplemental Consolidating Balance Sheet
December 31, 2018
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$77.9	$—	$86.4	$—	$164.3
Accounts receivable, net	1.0	314.1	36.2	—	351.3
Inventories	—	522.6	93.0	—	615.6
Prepaid expenses and other current assets	80.9	59.6	16.8	(96.3)	61.0
Assets of discontinued operations	—	485.8	—	—	485.8
Total current assets	159.8	1,382.1	232.4	(96.3)	1,678.0
Property, plant, and equipment, net	42.8	955.7	143.8	—	1,142.3
Goodwill	—	1,993.2	114.7	—	2,107.9
Investment in subsidiaries	5,170.5	559.3	—	(5,729.8)	—
Deferred income taxes	34.2	—	—	(34.2)	—
Intangible and other assets, net	86.6	531.7	82.8	—	701.1
Total assets	$5,493.9	$5,422.0	$573.7	$(5,860.3)	$5,629.3
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$23.9	$508.3	$45.7	$—	$577.9
Accrued expenses	71.8	258.0	19.0	(96.3)	252.5
Current portion of long-term debt	0.6	0.5	0.1	—	1.2
Liabilities of discontinued operations	—	6.0	—	—	6.0
Total current liabilities	96.3	772.8	64.8	(96.3)	837.6
Long-term debt	2,296.2	0.6	0.6	—	2,297.4
Deferred income taxes	—	183.8	16.5	(34.2)	166.1
Other long-term liabilities	17.7	145.4	5.1	—	168.2
Intercompany accounts (receivable) payable, net	923.7	(851.1)	(72.6)	—	—
Stockholders’ equity	2,160.0	5,170.5	559.3	(5,729.8)	2,160.0
Total liabilities and stockholders’ equity	$5,493.9	$5,422.0	$573.7	$(5,860.3)	$5,629.3

Condensed Supplemental Consolidating Statement of Operations
Year Ended December 31, 2019
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$4,104.5	$551.4	$(367.0)	$4,288.9
Cost of sales	0.2	3,340.4	518.5	(367.0)	3,492.1
Gross profit	(0.2)	764.1	32.9	—	796.8
Selling, general, and administrative expense	153.3	324.1	32.7	—	510.1
Amortization expense	10.3	55.6	8.2	—	74.1
Asset impairment	—	129.1	—	—	129.1
Other operating expense, net	77.0	33.8	(11.2)	—	99.6
Operating (loss) income	(240.8)	221.5	3.2	—	(16.1)
Interest expense	104.0	—	4.1	(5.7)	102.4
(Gain) loss on foreign currency exchange	—	(2.0)	(1.5)	—	(3.5)
Other expense (income), net	40.3	(0.3)	(4.9)	5.7	40.8
Loss before income taxes	(385.1)	223.8	5.5	—	(155.8)
Income tax (benefit) expense	(95.3)	50.9	(1.1)	—	(45.5)
Equity in net income (loss) of subsidiaries	(53.3)	10.0	—	43.3	—
Net income (loss) from continuing operations	(343.1)	182.9	6.6	43.3	(110.3)
Net (loss) income from discontinued operations	(17.9)	(236.2)	3.4	—	(250.7)
Net (loss) income	$(361.0)	$(53.3)	$10.0	$43.3	$(361.0)
Condensed Supplemental Consolidating Statements of Operations
Year Ended December 31, 2018
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$4,374.0	$619.9	$(406.1)	$4,587.8
Cost of sales	—	3,551.7	550.0	(406.1)	3,695.6
Gross profit	—	822.3	69.9	—	892.2
Selling, general, and administrative expense	139.5	419.0	34.4	—	592.9
Amortization expense	11.8	59.3	9.1	—	80.2
Other operating expense, net	112.1	19.9	3.7	—	135.7
Operating (loss) income	(263.4)	324.1	22.7	—	83.4
Interest expense	104.8	—	3.0	—	107.8
(Gain) loss on foreign currency exchange	(0.4)	5.8	3.2	—	8.6
Other expense (income), net	29.8	(1.1)	(4.1)	—	24.6
Loss before income taxes	(397.6)	319.4	20.6	—	(57.6)
Income tax (benefit) expense	(96.1)	77.3	7.4	—	(11.4)
Equity in net income (loss) of subsidiaries	247.1	19.5	—	(266.6)	—
Net (loss) income from continuing operations	(54.4)	261.6	13.2	(266.6)	(46.2)
Net (loss) income from discontinued operations	(10.0)	(14.5)	6.3	—	(18.2)
Net (loss) income	$(64.4)	$247.1	$19.5	$(266.6)	$(64.4)
Condensed Supplemental Consolidating Statements of Operations
Year Ended December 31, 2017
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$4,523.2	$684.5	$(355.1)	$4,852.6
Cost of sales	—	3,636.4	593.2	(355.1)	3,874.5
Gross profit	—	886.8	91.3	—	978.1
Selling, general, and administrative expense	114.4	475.4	39.4	—	629.2
Amortization expense	12.9	63.0	9.6	—	85.5
Asset impairment	—	59.0	—	—	59.0
Other operating expense, net	9.0	112.6	3.6	—	125.2
Operating (loss) income	(136.3)	176.8	38.7	—	79.2
Interest expense	123.9	0.3	6.4	(8.2)	122.4
(Gain) loss on foreign currency exchange	0.7	(4.7)	(1.0)	—	(5.0)
Other expense (income), net	(4.6)	(266.5)	(6.7)	268.1	(9.7)
Loss before income taxes	(256.3)	447.7	40.0	(259.9)	(28.5)
Income tax (benefit) expense	(98.3)	(49.7)	8.2	—	(139.8)
Equity in net income (loss) of subsidiaries	141.1	33.2	—	(174.3)	—
Net (loss) income from continuing operations	(16.9)	530.6	31.8	(434.2)	111.3
Net (loss) income from discontinued operations	(2.7)	(389.5)	1.4	—	(390.8)
Net (loss) income	$(19.6)	$141.1	$33.2	$(434.2)	$(279.5)

Condensed Supplemental Consolidating Statement of Comprehensive Income (Loss)
Year Ended December 31, 2019
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net loss	$(361.0)	$(53.3)	$10.0	$43.3	$(361.0)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	12.3	—	12.3
Pension and postretirement adjustment	—	0.8	—	—	0.8
Other comprehensive income (loss)	—	0.8	12.3	—	13.1
Equity in other comprehensive income (loss) of subsidiaries	13.1	12.3	—	(25.4)	—
Comprehensive income (loss)	$(347.9)	$(40.2)	$22.3	$17.9	$(347.9)
Condensed Supplemental Consolidating Statement of Comprehensive Income (Loss)
Year Ended December 31, 2018
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net loss	$(64.4)	$247.1	$19.5	$(266.6)	$(64.4)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	(34.5)	—	(34.5)
Adoption of ASU 2018-02 reclassification to retained earnings	—	(1.1)	—	—	(1.1)
Other comprehensive income (loss)	—	(1.1)	(34.5)	—	(35.6)
Equity in other comprehensive income (loss) of subsidiaries	(35.6)	(34.5)	—	70.1	—
Comprehensive income (loss)	$(100.0)	$211.5	$(15.0)	$(196.5)	$(100.0)
Condensed Supplemental Consolidating Statement of Comprehensive Income (Loss)
Year Ended December 31, 2017
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net loss	$(19.6)	$141.1	$33.2	$(434.2)	$(279.5)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	32.2	—	32.2
Pension and postretirement adjustment	—	7.6	—	—	7.6
Other comprehensive income (loss)	—	7.6	32.2	—	39.8
Equity in other comprehensive (loss) income of subsidiaries	39.8	32.2	—	(72.0)	—
Comprehensive income (loss)	$20.2	$180.9	$65.4	$(506.2)	$(239.7)

Condensed Supplemental Consolidating Statement of Cash Flows
Year Ended December 31, 2019
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities - continuing operations	$(398.0)	$554.9	$63.7	$43.3	$263.9
Net cash provided by (used in) operating activities - discontinued operations	(17.9)	58.3	3.4	—	43.8
Net cash provided by (used in) operating activities	(415.9)	613.2	67.1	43.3	307.7
Cash flows from investing activities:
Additions to property, plant, and equipment	(0.4)	(108.1)	(14.2)	—	(122.7)
Additions to intangible assets	(24.0)	(0.1)	—	—	(24.1)
Intercompany transfer	(325.7)	(942.7)	(13.6)	1,282.0	—
Other	(6.4)	(27.4)	41.3	—	7.5
Net cash provided by (used in) investing activities - continuing operations	(356.5)	(1,078.3)	13.5	1,282.0	(139.3)
Net cash provided by (used in) investing activities - discontinued operations	—	71.2	—	—	71.2
Net cash provided by (used in) investing activities	(356.5)	(1,007.1)	13.5	1,282.0	(68.1)
Cash flows from financing activities:
Net (repayment) borrowing of debt	(198.9)	(2.4)	(0.6)	—	(201.9)
Intercompany transfer	1,023.4	396.3	(94.4)	(1,325.3)	—
Receipts related to stock-based award activities	0.7	—	—	—	0.7
Payments related to stock-based award activities	(5.7)	—	—	—	(5.7)
Net cash provided by (used in) financing activities - continuing operations	819.5	393.9	(95.0)	(1,325.3)	(206.9)
Net cash provided by (used in) financing activities - discontinued operations	—	—	—	—	—
Net cash provided by (used in) financing activities	819.5	393.9	(95.0)	(1,325.3)	(206.9)
Effect of exchange rate changes on cash and cash equivalents	4.6	—	0.7	—	5.3
Increase (decrease) in cash and cash equivalents	51.7	—	(13.7)	—	38.0
Cash and cash equivalents, beginning of period	77.9	—	86.4	—	164.3
Cash and cash equivalents, end of period	$129.6	$—	$72.7	$—	$202.3
Condensed Supplemental Consolidating Statement of Cash Flows
Year Ended December 31, 2018
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities - continuing operations	$132.8	$522.5	$70.8	$(254.0)	$472.1
Net cash provided by (used in) operating activities - discontinued operations	(10.0)	37.4	6.3	—	33.7
Net cash provided by (used in) operating activities	122.8	559.9	77.1	(254.0)	505.8
Cash flows from investing activities:
Additions to property, plant, and equipment	(14.2)	(122.7)	(18.1)	—	(155.0)
Additions to intangible assets	(21.8)	(0.5)	(0.1)	—	(22.4)
Intercompany transfer	52.3	(209.9)	(15.1)	172.7	—
Other	—	36.3	(1.3)	—	35.0
Net cash (used in) provided by investing activities - continuing operations	16.3	(296.8)	(34.6)	172.7	(142.4)
Net cash (used in) provided by investing activities - discontinued operations	—	(18.5)	—	—	(18.5)
Net cash (used in) provided by investing activities	16.3	(315.3)	(34.6)	172.7	(160.9)
Cash flows from financing activities:
Net borrowing (repayment) of debt	(254.8)	(1.5)	—	—	(256.3)
Intercompany transfer	168.7	(246.9)	(3.1)	81.3	—
Repurchases of common stock	(54.6)	—	—	—	(54.6)
Receipts related to stock-based award activities	4.7	—	—	—	4.7
Payments related to stock-based award activities	(8.4)	—	—	—	(8.4)
Other	—	3.6	—	—	3.6
Net cash provided by (used in) financing activities - continuing operations	(144.4)	(244.8)	(3.1)	81.3	(311.0)
Net cash provided by (used in) financing activities - discontinued operations	—	—	—	—	—
Net cash provided by (used in) financing activities	(144.4)	(244.8)	(3.1)	81.3	(311.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2.4)	—	(2.4)
(Decrease) increase in cash and cash equivalents	(5.3)	(0.2)	37.0	—	31.5
Cash and cash equivalents, beginning of period	83.2	0.2	49.4	—	132.8
Cash and cash equivalents, end of period	$77.9	$—	$86.4	$—	$164.3
Condensed Supplemental Consolidating Statement of Cash Flows
Year Ended December 31, 2017
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities - continuing operations	$(146.8)	$1,005.5	$33.9	$(426.9)	$465.7
Net cash provided by (used in) operating activities - discontinued operations	(2.7)	41.6	1.4	—	40.3
Net cash provided by (used in) operating activities	(149.5)	1,047.1	35.3	(426.9)	506.0
Cash flows from investing activities:
Additions to property, plant, and equipment	(4.2)	(113.2)	(18.1)	—	(135.5)
Additions to intangible assets	(25.5)	(0.5)	(0.1)	—	(26.1)
Intercompany transfer	403.4	(402.0)	(38.7)	37.3	—
Proceeds from sale of fixed assets	—	8.3	0.1	—	8.4
Proceeds from divestitures	—	18.5	0.3	—	18.8
Other	—	—	(1.2)	—	(1.2)
Net cash (used in) provided by investing activities - continuing operations	373.7	(488.9)	(57.7)	37.3	(135.6)
Net cash (used in) provided by investing activities - discontinued operations	—	(24.2)	—	—	(24.2)
Net cash (used in) provided by investing activities	373.7	(513.1)	(57.7)	37.3	(159.8)
Cash flows from financing activities:
Net borrowing (repayment) of debt	(252.2)	(2.5)	(0.1)	—	(254.8)
Intercompany transfer	134.7	(531.5)	7.2	389.6	—
Repurchases of common stock	(28.7)	—	—	—	(28.7)
Receipts related to stock-based award activities	12.1	—	—	—	12.1
Payments related to stock-based award activities	(6.9)	—	—	—	(6.9)
Net cash provided by (used in) financing activities - continuing operations	(141.0)	(534.0)	7.1	389.6	(278.3)
Net cash provided by (used in) financing activities - discontinued operations	—	—	—	—	—
Net cash provided by (used in) financing activities	(141.0)	(534.0)	7.1	389.6	(278.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	2.8	—	2.8
(Decrease) increase in cash and cash equivalents	83.2	—	(12.5)	—	70.7
Cash and cash equivalents, beginning of period	—	0.2	61.9	—	62.1
Cash and cash equivalents, end of period	$83.2	$0.2	$49.4	$—	$132.8